Other current and non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other current assets

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Grant receivable	875	998
Prepaid expenses	2,389	1,236
Positive market value forward contract	914	—
Value added tax receivable	798	768
Capitalized transaction costs	—	48
Other assets	787	617

Other current assets	5,763	3,667

Summary of Other non-current assets

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Prepaid expenses	724	937
Other non-current assets	—	325

Total non-current assets	724	1,262